UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2002

Check here if Amendment  [ ];  Amendment Number:
This Amendment (check only one): 	[ ] is a restatement.
	[ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:	Freestone Capital Management, Inc.
Address:	1191 Second Avenue, Suite 2100
		Seattle, Washington 98101

13F File Number: 028-05975

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting  manager:

Name:	Jennifer M. Moreland
Title:	Chief Financial Officer
Phone:	206-398-2005
Signature, Place and Date of Signing:

	Jennifer M. Moreland Seattle, Washington	March 31, 2002

Report Type (Check only one):
[x]	13F Holdings Report
[ ]	13F Notice
[ ]	13F Combination Report

List of other mangers reporting for this manager:

I am signing this report as required by the Securities Exchange Act of 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other included Managers	4
Form 13F Information Table Entry Total:	78
Form 13F Information Table Value Total:	$174355

List of Other Included Managers: Oak Value;
Westfield; Voyageur; Seneca


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3Com                           COM                885535104   6691 1095148.000SH     SOLE              1095148.000           505.000
                                                                 3  505.000 SH       DEFINED 01            505.000
American Power Conversion      COM                029066107    583 39476.000SH       SOLE                39476.000
Andrx Group                    COM                034553107   8165 215218.000SH      SOLE               215218.000           130.000
                                                                 5  130.000 SH       DEFINED 01            130.000
Ascential Software             COM                04362P108   4563 1185278.000SH     SOLE              1185278.000           880.000
                                                                 3  880.000 SH       DEFINED 01            880.000
Berkshire Hathaway B           COM                084670207    374  158.000 SH       SOLE                  158.000           158.000
                                                               374  158.000 SH       DEFINED 02            158.000
Boston Scientific              COM                101137107   6951 277045.000SH      SOLE               277045.000           205.000
                                                                 5  205.000 SH       DEFINED 01            205.000
Bristol Myers Squibb           COM                110122108   8552 211205.000SH      SOLE               211205.000           140.000
                                                                 6  140.000 SH       DEFINED 01            140.000
Cendant Corp                   COM                151313103    392 20398.000SH       SOLE                20398.000          9600.000
                                                               184 9600.000 SH       DEFINED 02           9600.000
Chesapeake Energy Corp         COM                165167107    107 13800.000SH       SOLE                13800.000         13800.000
                                                               107 13800.000SH       DEFINED 03          13800.000
ChevronTexaco                  COM                166764100    332 3682.000 SH       SOLE                 3682.000
Citigroup                      COM                172967101   9271 187227.000SH      SOLE               187227.000          1656.000
                                                                82 1656.000 SH       DEFINED 01 05        1656.000
Corel                          COM                21868Q109    179 129034.000SH      SOLE               129034.000
Earthlink                      COM                270321102    110 10820.000SH       SOLE                10820.000
Eli Lilly                      COM                532457108    559 7335.000 SH       SOLE                 7335.000
Entrust Inc                    COM                293848107    513 100923.000SH      SOLE               100923.000
Exxon Mobil                    COM                30231G102    372 8478.000 SH       SOLE                 8478.000          1384.000
                                                                61 1384.000 SH       DEFINED 05           1384.000
F5 Networks                    COM                315616102    239 10300.000SH       SOLE                10300.000
Gemstar-TV Guide Int'l         COM                36866W106   3022 204328.000SH      SOLE               204328.000           120.000
                                                                 2  120.000 SH       DEFINED 01            120.000
Home Depot                     COM                437076102    424 8717.000 SH       SOLE                 8717.000          1140.000
                                                                55 1140.000 SH       DEFINED 05           1140.000
ICOS Corp                      COM                449295104    212 4600.000 SH       SOLE                 4600.000
Intel                          COM                458140100    862 28338.000SH       SOLE                28338.000          3320.000
                                                               101 3320.000 SH       DEFINED 05           3320.000
Interpublic Group of Companies COM                460690100  12262 357712.000SH      SOLE               357712.000          3580.000
                                                               123 3580.000 SH       DEFINED 01 02        3580.000
Mattel                         COM                577081102   9473 454550.000SH      SOLE               454550.000           290.000
                                                                 6  290.000 SH       DEFINED 01            290.000
Medtronic                      COM                585055106    741 16388.000SH       SOLE                16388.000          1840.000
                                                                83 1840.000 SH       DEFINED 05           1840.000
Merck                          COM                589331107    395 6861.101 SH       SOLE                 6861.101           850.000
                                                                49  850.000 SH       DEFINED 02            850.000
Microsoft                      COM                594918104    662 10982.000SH       SOLE                10982.000           780.000
                                                                47  780.000 SH       DEFINED 05            780.000
Newport                        COM                651824104    426 17825.000SH       SOLE                17825.000
Principal Financial Group      COM                74251V102  10153 401320.000SH      SOLE               401320.000           250.000
                                                                 6  250.000 SH       DEFINED 01            250.000
Progress Corp OH               COM                743315103    256 1537.000 SH       SOLE                 1537.000
Quanta Services                COM                74762E102    332 19190.000SH       SOLE                19190.000
R. G. Barry                    COM                068798107     82 13640.000SH       SOLE                13640.000
Republic Services              COM                760759100   8758 468841.000SH      SOLE               468841.000          5325.000
                                                                99 5325.000 SH       DEFINED 01 02        5325.000
Safeway                        COM                786514208   8499 188775.000SH      SOLE               188775.000           150.000
                                                                 7  150.000 SH       DEFINED 01            150.000
Scientific Atlanta             COM                808655104    670 28987.000SH       SOLE                28987.000          3600.000
                                                                83 3600.000 SH       DEFINED 02           3600.000
Stilwell Financial             COM                860831106   7620 311135.000SH      SOLE               311135.000           260.000
                                                                 6  260.000 SH       DEFINED 01            260.000
Superior Energy Services Inc   COM                868157108    105 10400.000SH       SOLE                10400.000         10400.000
                                                               105 10400.000SH       DEFINED 03          10400.000
Supervalu                      COM                868536103   8474 328444.000SH      SOLE               328444.000           260.000
                                                                 7  260.000 SH       DEFINED 01            260.000
The Gap                        COM                364760108  10364 689065.000SH      SOLE               689065.000           500.000
                                                                 8  500.000 SH       DEFINED 01            500.000
Walt Disney                    COM                254687106   8960 388201.000SH      SOLE               388201.000          6570.000
                                                               152 6570.000 SH       DEFINED 01 02        6570.000
Westpoint Stevens              COM                961238102    193 87550.000SH       SOLE                87550.000
WorldCom                       COM                98157D106   4747 704357.000SH      SOLE               704357.000           490.000
                                                                 3  490.000 SH       DEFINED 01            490.000
Harbor International Fund                         411511306  10549 333604.039SH      SOLE               333604.039           179.942
                                                                 6  179.942 SH       DEFINED 01            179.942
Masters' Select Equity                            576417109    444 35617.822SH       SOLE                35617.822
Masters' Select International                     576417208    338 25416.230SH       SOLE                25416.230
Oakmark Fund                                      413838103  12221 332639.470SH      SOLE               332639.470           163.585
                                                                 6  163.585 SH       DEFINED 01            163.585
S&P 500 SPDR Trust                                78462F103   1706 14895.000SH       SOLE                14895.000
T. Rowe Price Mid-Cap Grwth                       779556109    243 6130.012 SH       SOLE                 6130.012
Strong Schafer Value Fund II                                  1426   142375 SH       SOLE                   142375